Prepayments, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2023
Prepayments, Deposits and Other Receivables [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES
16.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	2023	2022
	US$	US$
Prepayments	3,389,557	2,414,189
Deposits and other receivables	1,491,886	1,238,685
	4,881,443	3,652,874

Portion classified as non-current	(26,072)	(128,927)
Current portion	4,855,371	3,523,947

The financial assets included in the above balances relate to deposits and other receivables for which there was no recent history of default and past due amount. As at December 31, 2023 and 2022, the loss allowance was assessed to be minimal.